LOANS (Tables)	12 Months Ended
Dec. 31, 2012
Loans Receivable, Net [Abstract]
Loans

Major classifications of loans at December 31 are as follows (in thousands):

	2012	2011

Loans secured by real estate:
Construction and development	$18,215	$14,571
Secured by farmland	3,185	3,585
Secured by 1 - 4 family residential properties:
Revolving, open-end loans secured by 1 - 4 family residential properties	11,754	11,215
All other loans secured by 1 - 4 family residential properties	88,930	87,088
Secured by nonfarm, nonresidential properties	281,841	269,248
Commercial and industrial loans	53,585	45,312
Loans to individuals for household, family, and other personal expenditures:
Ready credit loans	507	494
Other consumer loans	7,854	9,327
Other loans:
Agricultural loans	1,371	955
All other loans	7,520	5,459

Loans, net of unearned income	$474,762	$447,254

Schedule of Related Party Transactions

A summary of loan activity for those officers and directors with aggregate loan balances in excess of $60,000 for the year ended December 31, 2012, is as follows (in thousands):

		Amounts
2011	Additions	Collected	2012

$17,240	$4,380	$5,189	$16,431